Report Of The Directors Financial Review Risk Report - IFRS 9 ECL sensitivity to future economic conditions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ (2,948,360)	$ (2,856,717)
ECL estimates, % weight assigned	100.00%
Debt securities
Disclosure of financial assets [line items]
Financial assets	$ (148,326)	(109,066)
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	(2,432,751)
Gross carrying amount | Other
Disclosure of financial assets [line items]
Financial assets	1,471
Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,990,378)	(1,927,222)
Gross carrying amount | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(1,820,843)
Gross carrying amount | Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(169,535)
Gross carrying amount | Wholesale | Other
Disclosure of financial assets [line items]
Financial assets	(2,704)
Gross carrying amount | Retail
Disclosure of financial assets [line items]
Financial assets	(442,373)	(417,356)
Gross carrying amount | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(347,874)
Gross carrying amount | Retail | Mortgages | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(43,451)
Gross carrying amount | Retail | Mortgages | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(2,412)
Gross carrying amount | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(18,557)
Gross carrying amount | Retail | Credit cards | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(4,953)
Gross carrying amount | Retail | Credit cards | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(312)
Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	4,175
Gross carrying amount | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(19,551)
Gross carrying amount | Retail | Other | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(4,542)
Gross carrying amount | Retail | Other | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(722)
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	5,469
Allowance for ECL | Other
Disclosure of financial assets [line items]
Financial assets	95
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,507	3,083
Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	754
Allowance for ECL | Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	1,753
Allowance for ECL | Wholesale | Other
Disclosure of financial assets [line items]
Financial assets	84
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,962	2,972
Allowance for ECL | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	101
Allowance for ECL | Retail | Mortgages | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	264
Allowance for ECL | Retail | Mortgages | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	316
Allowance for ECL | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	249
Allowance for ECL | Retail | Credit cards | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	707
Allowance for ECL | Retail | Credit cards | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	193
Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	11
Allowance for ECL | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	218
Allowance for ECL | Retail | Other | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	540
Allowance for ECL | Retail | Other | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	$ 373
– UK | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
– UK | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ (426,427)	(421,685)
– UK | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(161,127)	(147,306)
– UK | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(7,582)	(6,518)
– UK | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(8,183)	(7,486)
– UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	820	769
– UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	189	204
– UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	344	455
– UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	341	368
– US | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(191,104)	(190,858)
– US | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(14,385)	(13,489)
– US | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(204)	(219)
– US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	215	277
– US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	8	7
– US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	$ 15	26
– Hong Kong | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
– Hong Kong | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ (447,480)	(415,875)
– Hong Kong | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(106,136)	(100,107)
– Hong Kong | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(9,128)	(8,003)
– Hong Kong | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(6,269)	(5,899)
– Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	609	925
– Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	2	1
– Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	287	261
– Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	109	85
Mainland China | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(129,945)	(125,466)
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	258	295
Canada | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(84,092)	(83,274)
Canada | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(25,464)	(25,163)
Canada | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(338)	(299)
Canada | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(1,368)	(1,399)
Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	89	126
Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	67	45
Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	13	10
Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	13	16
Mexico | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(30,159)	(26,096)
Mexico | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(8,666)	(6,319)
Mexico | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(2,445)	(1,616)
Mexico | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(4,529)	(3,447)
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	60	88
Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	188	152
Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	295	198
Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	513	438
UAE | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(52,074)	(45,064)
UAE | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(2,001)	(2,170)
UAE | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(471)	(441)
UAE | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(721)	(718)
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	32	45
UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	25	37
UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	24	41
UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	20	17
– France | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(178,827)	(173,146)
– France | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(20,589)	(21,440)
– France | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(1,328)	(1,433)
– France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	98	110
– France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	50	51
– France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	44	54
Other geographies | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(450,271)	(445,758)
Other geographies | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(55,368)	(56,383)
Other geographies | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(3,655)	(3,871)
Other geographies | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(2,416)	(3,630)
Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	325	447
Other geographies | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	152	199
Other geographies | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	173	192
Other geographies | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	91	115
Consensus Central scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,301	2,612
Consensus Central scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	702
Consensus Central scenario allowance for ECL | Allowance for ECL | Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	1,599
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,835	2,722
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	92
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	249
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	314
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	232
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	657
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	193
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	151
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Other | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	423
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Other | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	370
Consensus Central scenario allowance for ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	754	624
Consensus Central scenario allowance for ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	180	188
Consensus Central scenario allowance for ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	340	434
Consensus Central scenario allowance for ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	333	333
Consensus Central scenario allowance for ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	199	241
Consensus Central scenario allowance for ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	4	6
Consensus Central scenario allowance for ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	15	25
Consensus Central scenario allowance for ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	566	819
Consensus Central scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	2	1
Consensus Central scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	239	227
Consensus Central scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	100	81
Consensus Central scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	217	242
Consensus Central scenario allowance for ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	75	80
Consensus Central scenario allowance for ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	65	44
Consensus Central scenario allowance for ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	13	9
Consensus Central scenario allowance for ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	13	14
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	56	80
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	180	127
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	286	162
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	503	400
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	32	41
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	25	37
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	24	37
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	20	17
Consensus Central scenario allowance for ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	102	102
Consensus Central scenario allowance for ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	50	50
Consensus Central scenario allowance for ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	44	53
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	298	384
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	149	190
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	166	176
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	86	111
Consensus Upside scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	1,829	2,000
Consensus Upside scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	553
Consensus Upside scenario allowance for ECL | Allowance for ECL | Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	1,276
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,471	2,331
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	77
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	225
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	307
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	180
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	546
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	192
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	205
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Other | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	519
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Other | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	373
Consensus Upside scenario allowance for ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	599	484
Consensus Upside scenario allowance for ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	172	183
Consensus Upside scenario allowance for ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	302	396
Consensus Upside scenario allowance for ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	273	274
Consensus Upside scenario allowance for ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	189	227
Consensus Upside scenario allowance for ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	3	6
Consensus Upside scenario allowance for ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	10	23
Consensus Upside scenario allowance for ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	433	592
Consensus Upside scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	1	0
Consensus Upside scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	214	180
Consensus Upside scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	88	74
Consensus Upside scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	142	144
Consensus Upside scenario allowance for ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	56	60
Consensus Upside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	64	43
Consensus Upside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	12	8
Consensus Upside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	12	13
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	46	67
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	150	102
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	206	97
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	426	318
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	30	30
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	25	36
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	22	21
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	19	15
Consensus Upside scenario allowance for ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	90	90
Consensus Upside scenario allowance for ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	50	50
Consensus Upside scenario allowance for ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	43	52
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	245	304
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	144	183
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	151	150
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	83	107
Consensus Downside scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	3,278	3,866
Consensus Downside scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	860
Consensus Downside scenario allowance for ECL | Allowance for ECL | Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	2,418
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	3,411	3,334
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	145
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	280
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	322
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	329
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	859
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	194
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	272
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Other | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	636
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Other | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	375
Consensus Downside scenario allowance for ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	1,041	833
Consensus Downside scenario allowance for ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	201	189
Consensus Downside scenario allowance for ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	353	442
Consensus Downside scenario allowance for ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	383	383
Consensus Downside scenario allowance for ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	268	337
Consensus Downside scenario allowance for ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	4	8
Consensus Downside scenario allowance for ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	15	27
Consensus Downside scenario allowance for ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	807	1,315
Consensus Downside scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	3	1
Consensus Downside scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	395	417
Consensus Downside scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	124	100
Consensus Downside scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	414	415
Consensus Downside scenario allowance for ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	107	148
Consensus Downside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	70	46
Consensus Downside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	16	11
Consensus Downside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	14	17
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	73	116
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	235	183
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	376	233
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	600	503
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	34	55
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	25	38
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	25	68
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	21	19
Consensus Downside scenario allowance for ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	124	121
Consensus Downside scenario allowance for ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	51	51
Consensus Downside scenario allowance for ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	45	55
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	410	527
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	158	205
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	202	219
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	95	119
Downside 2 scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	7,043	8,612
Downside 2 scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	854
Downside 2 scenario allowance for ECL | Allowance for ECL | Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	6,189
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	5,049	4,821
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	303
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	429
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	352
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	604
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	1,415
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	197
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	501
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Other | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	868
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Other | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	379
Downside 2 scenario allowance for ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,487	2,240
Downside 2 scenario allowance for ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	334	399
Downside 2 scenario allowance for ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	486	719
Downside 2 scenario allowance for ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	515	605
Downside 2 scenario allowance for ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	441	801
Downside 2 scenario allowance for ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	10	15
Downside 2 scenario allowance for ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	16	36
Downside 2 scenario allowance for ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	1,393	2,161
Downside 2 scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	5	1
Downside 2 scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	887	648
Downside 2 scenario allowance for ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	256	123
Downside 2 scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	945	1,227
Downside 2 scenario allowance for ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	487	579
Downside 2 scenario allowance for ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	99	58
Downside 2 scenario allowance for ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	15	11
Downside 2 scenario allowance for ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	33	36
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	226	313
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	363	270
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	489	289
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	731	618
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	40	93
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	25	38
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	32	86
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	28	22
Downside 2 scenario allowance for ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	141	145
Downside 2 scenario allowance for ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	51	52
Downside 2 scenario allowance for ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	48	59
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	882	1,054
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	198	253
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	291	324
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 137	$ 159